Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail) ¥ in Thousands, $ in Thousands		Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)
Accrued liabilities and other current liabilities
Receipts under custody	[1]		¥ 141,407	¥ 205,878
Deposits from merchants	[2]		223,145	303,570
Accrued advertisement expenses			69,592	42,784
Payables from deemed exercise of share options	[3]		32,961	11,375
Accrued expenses			12,912	17,662
Deferred revenues				7,134
Other payables			12,368	20,083
Total		$ 73,368	492,385	608,486
Non-current
Initial reimbursement payment from depositary bank	[4]		4,722
Total			¥ 497,107	¥ 608,486

[1]	The receipts under custody mainly represent the amounts received by the Group from the registered users for their purchase through the Company's online market platform, and have not been remitted to the third-party merchants yet.
[2]	The customer deposits mainly represent the cash deposits as collateral collected from the merchants of the online platform. The deposit can be withdrawn immediately after the merchants terminate its online shop on the platform.
[3]	The payables from deemed exercise of share options represent the share option exercise price prepaid by the employees for ordinary shares of the Company which will be issued after certain customary legal and tax administrative are completed.
[4]	The Company received initial reimbursement payment of USD935(RMB6,297) from depositary bank in January 2019. The amount will be recorded ratably as other income over a 5 year arrangement period. For the year ended March 31, 2019, the Company has recorded RMB315 in other income.